Bank Loans (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Bank Loans [Line Items]
Interest expenses	$ 101,215	$ 130,578	$ 160,780	$ 134,001
Minimum [Member]
Bank Loans [Line Items]
Effective interest rate	2.80%	2.80%	1.68%	3.53%
Maximum [Member]
Bank Loans [Line Items]
Effective interest rate	4.94%	4.94%	4.98%	6.71%